APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS (Details) in Thousands			12 Months Ended
	Dec. 29, 2016	Jan. 01, 2013	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020 RON ( )
Argentina and Uruguay | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			20.00%
Argentina
Disclosure of reserves within equity [line items]
Dividend, tax withholding percentage				13.00%	7.00%
Argentina | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
Legal proceedings provision			0
Argentina | Argentinian Subsidiaries | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			1,110,000
Legal proceedings provision			$ 1,110,000
Spain | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			20.00%
Legal proceedings provision			$ 9,443,000
Legal proceedings provision			9,443,000
Spain | Spain Holdco
Disclosure of reserves within equity [line items]
Dividend, tax withholding percentage		10.00%
Spain | Grupo Assa Worldwide S.A. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			0
Uruguay | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			45,000
Legal proceedings provision			$ 45,000
Colombia
Disclosure of reserves within equity [line items]
Dividend, tax withholding percentage	5.00%
Colombia | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			50.00%
Legal proceedings provision			$ 0
Legal proceedings provision			0
Colombia | Sistemas Colombia S.A.S. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			312,000
Legal proceedings provision			312,000
Colombia | Grupo Assa Colombia And Globant Colombia | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			0
Colombia | Belatrix Colombia SAS | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			25,000
Legal proceedings provision			25,000
Brazil | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			$ 0
Luxembourg | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			10.00%
Dividend, tax withholding percentage			15.00%
Legal proceedings provision			$ 891,000
Legal proceedings provision			$ 891,000
Perú | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			10.00%
Percentage of entity's share capital			20.00%
Legal proceedings provision			$ 0
Legal proceedings provision			0
Perú | Belatrix Peru SAC | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			116,000
Legal proceedings provision			116,000
Perú | Globant Peru S.A.C. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			95,000
Legal proceedings provision			$ 95,000
Mexico | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Mexico | Global Systems Outsourcing S. de R.L. de C.V. | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 365,000
Legal proceedings provision			365,000
India | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			17,000
Legal proceedings provision			17,000
United Kingdom | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			0
Germany | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			0
Chile | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			$ 0
France | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			10.00%
Legal proceedings provision			$ 2,000
Legal proceedings provision			2,000
Belarus | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
Percentage of entity's annual payroll reserve funds for salaries			25.00%
Legal proceedings provision			$ 0
United States | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			$ 0
Romania | Legal Reserve
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss			5.00%
Percentage of entity's share capital			20.00%
Legal proceedings provision |						58
Legal proceedings provision |						58
Canada | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			$ 0
Legal proceedings provision			0
United Arab Emirates | Legal Reserve
Disclosure of reserves within equity [line items]
Legal proceedings provision			0
Legal proceedings provision			$ 0